Condensed Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current Assets
Cash and cash equivalents	$ 11,438,526	$ 5,672,551
Trade and other receivables	84,477	22,540
Prepayments	255,149	144,183
Total Current Assets	11,778,152	5,839,274
Non-Current Assets
Exploration and evaluation assets	2,849,429	2,431,229
Property, plant and equipment	3,369,099	1,387,986
Financial assets	0	250,000
Total Non-Current Assets	6,218,528	4,069,215
TOTAL ASSETS	17,996,680	9,908,489
Current Liabilities
Trade and other payables	1,468,271	1,899,348
Loans and borrowings	363,860	134,247
Provisions	0	46,392
Total Current Liabilities	1,832,131	2,079,987
Non-Current Liabilities
Loans and borrowings	788,591	408,783
Total Non-Current Liabilities	788,591	408,783
TOTAL LIABILITIES	2,620,722	2,488,770
NET ASSETS	15,375,958	7,419,719
EQUITY
Contributed equity	44,914,632	29,782,268
Reserves	13,967,477	12,389,525
Accumulated losses	(43,506,151)	(34,752,074)
TOTAL EQUITY	$ 15,375,958	$ 7,419,719